Goodwill and Other Intangible Assets (Goodwill) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill
Goodwill, beginning balance	$ 18,218	$ 18,143
Accumulated impairment losses, beginning balance	(13,354)	(13,354)
Goodwill, net of impairment, beginning balance	4,864	4,789
Acquisitions	27	77
Accumulated impairment losses, Acquisitions	0	0
Dispositions	0	(2)
Accumulated impairment losses, Dispositions	0	0
Goodwill, ending balance	18,245	18,218
Accumulated impairment losses, ending balance	(13,354)	(13,354)
Goodwill, net of impairment, ending balance	4,891	4,864
Operating Segments [Member] | Entertainment [Member]
Goodwill
Goodwill, beginning balance	9,300	9,250
Accumulated impairment losses, beginning balance	(6,294)	(6,294)
Goodwill, net of impairment, beginning balance	3,006	2,956
Acquisitions	23	52
Accumulated impairment losses, Acquisitions	0	0
Dispositions	0	(2)
Accumulated impairment losses, Dispositions	0	0
Goodwill, ending balance	9,323	9,300
Accumulated impairment losses, ending balance	(6,294)	(6,294)
Goodwill, net of impairment, ending balance	3,029	3,006
Operating Segments [Member] | Cable Networks [Member]
Goodwill
Goodwill, beginning balance	480	480
Accumulated impairment losses, beginning balance	0	0
Goodwill, net of impairment, beginning balance	480	480
Acquisitions	0	0
Accumulated impairment losses, Acquisitions	0	0
Dispositions	0	0
Accumulated impairment losses, Dispositions	0	0
Goodwill, ending balance	480	480
Accumulated impairment losses, ending balance	0	0
Goodwill, net of impairment, ending balance	480	480
Operating Segments [Member] | Publishing [Member]
Goodwill
Goodwill, beginning balance	431	406
Accumulated impairment losses, beginning balance	0	0
Goodwill, net of impairment, beginning balance	431	406
Acquisitions	4	25
Accumulated impairment losses, Acquisitions	0	0
Dispositions	0	0
Accumulated impairment losses, Dispositions	0	0
Goodwill, ending balance	435	431
Accumulated impairment losses, ending balance	0	0
Goodwill, net of impairment, ending balance	435	431
Operating Segments [Member] | Local Media [Member]
Goodwill
Goodwill, beginning balance	8,007	8,007
Accumulated impairment losses, beginning balance	(7,060)	(7,060)
Goodwill, net of impairment, beginning balance	947	947
Acquisitions	0	0
Accumulated impairment losses, Acquisitions	0	0
Dispositions	0	0
Accumulated impairment losses, Dispositions	0	0
Goodwill, ending balance	8,007	8,007
Accumulated impairment losses, ending balance	(7,060)	(7,060)
Goodwill, net of impairment, ending balance	$ 947	$ 947